Leasing arrangements—lessee	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Leasing arrangements—lessee

11.	Leasing arrangements—lessee

a)	The Group leases various assets including land and buildings. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)	The carrying amount of right-of-use assets are as follows:

	As of	As of
	December 31, 2024	December 31, 2023
Right-of-use Buildings	$164,140	$105,079

The Group sold the land back to the government on September 27, 2023. Any contingent liability associated with the development of land has been de-recognized.

c)	The depreciation amount of right-of-use assets are as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Depreciation expenses-right-of-use Land use right	$-	$25,166
Depreciation expenses-right-of-use Buildings	203,138	693,469
	$203,138	$718,635

d)	The information on profit and loss accounts relating to lease contracts is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Items affecting profit or loss
Interest expense on lease liabilities	$1,150	$17,474

e)	For the years ended December 31, 2024 and 2023, the Group’s total cash (inflow)outflow for leases were $206,471 and $223,621 respectively.